Stream, Royalty and Other Interests	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Stream, Royalty and Other Interests
5	– Stream, Royalty and Other Interests

A.	Carrying Amount
As of and for the year ended December 31, 2021:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$2,052	$815	$-	$-	$2,867	$8,224

Black Fox, Canada	37,817	1	37,818	30,426	1,888	-	-	32,314	5,504

Bracemac-McLeod, Canada	21,495	-	21,495	19,584	1,545	-	-	21,129	366

Chapada, Brazil	69,554	-	69,554	16,882	2,963	-	-	19,845	49,709

Diavik, Canada	53,134	-	53,134	43,220	3,372	-	-	46,592	6,542

Fruta del Norte, Ecuador	33,267	1	33,268	1,290	2,304	-	-	3,594	29,674

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818

Houndé, Burkina Faso	45,120	-	45,120	12,331	1,610	-	-	13,941	31,179

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	-	35,352

Karma, Burkina Faso	26,289	-	26,289	17,440	1,586	-	-	19,026	7,263

Relief Canyon, United States	26,441	-	26,441	2,907	4,624	-	-	7,531	18,910

Santa Elena, Mexico	23,354	-	23,354	21,932	270	-	-	22,202	1,152

Vale Royalties, Brazil	-	117,787	117,787	-	1,444	-	-	1,444	116,343

Vatukoula, Fiji	-	27,590	27,590	-	-	-	-	-	27,590

Yamana silver stream, Argentina	74,252	-	74,252	25,883	10,415	-	-	36,298	37,954

Other 2	257,994	7,326	265,320	170,419	2,422	-	408	173,249	92,071

Total 3	$720,978	$152,705	$873,683	$364,366	$35,258	$-	$408	$400,032	$473,651

1
Depletion during the period in the Consolidated Statements of Income (loss) of $35.7 million is comprised of depletion expense for the period of $35.3 million, and $0.4 million from depletion in ending inventory as at December 31, 2020.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Ming, and others.

3	Stream, Royalty and Other Interests includes non-depletable assets of $53.9 million and depletable assets of $419.8 million.
As of and for the year ended December 31,
2
020:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$985	$1,067	$-	$-	$2,052	$9,039

Black Fox, Canada	37,817	-	37,817	29,412	1,014	-	-	30,426	7,391

Bracemac-McLeod, Canada	21,495	-	21,495	18,099	1,485	-	-	19,584	1,911

Chapada, Brazil	69,554	-	69,554	13,968	2,914	-	-	16,882	52,672

Diavik, Canada	53,111	23	53,134	33,273	2,085	-	7,862	43,220	9,914

Fruta del Norte, Ecuador	33,259	8	33,267	34	1,256	-	-	1,290	31,977

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818

Houndé, Burkina Faso	45,101	19	45,120	8,515	3,816	-	-	12,331	32,789

Hugo North Extension and Heruga, Mongolia	35,351	1	35,352	-	-	-	-	-	35,352

Karma, Burkina Faso	26,289	-	26,289	13,248	3,843	349	-	17,440	8,849

Relief Canyon, United States	26,416	25	26,441	-	2,820	87	-	2,907	23,534

Santa Elena, Mexico	23,354	-	23,354	21,610	312	10	-	21,932	1,422

Yamana silver stream, Argentina	74,252	-	74,252	15,764	10,119	-	-	25,883	48,369

Other 1	254,544	3,450	257,994	167,011	2,393	-	1,015	170,419	87,575

Total 2	$717,452	$3,526	$720,978	$321,919	$33,124	$446	$8,877	$364,366	$356,612

1	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, Ming, and others.

2	Stream, Royalty and Other Interests includes non-depletable assets of $58.4 million and depletable assets of $298.2 million.
B.	Significant Acquisitions
VALE ROYALTY PACKAGE

On June 29, 2021, the Company acquired a diverse package of royalties on several of Vale S.A.’s (“Vale”) assets located in Brazil for consideration of $109.1 million. During the third quarter of 2021, the Company made an additional $8.7 million investment in the Vale Royalties on similar pro-rata
terms. These royalties provide holders with life of mine net sales royalties on seven producing mines and several exploration properties covering a total area of interest of 15,564 square kilometres (the “Vale Royalties”). Under the terms of the Vale Royalties, the Company is entitled to:
Copper and Gold

•	0.03% net sales royalty on the Sossego copper-gold mine; and
•	0.06% net sales royalty on copper and gold and a 0.03% net sales royalty on all other minerals from certain assets.

Iron Ore

•	0.05% net sales royalty on iron ore sales from the Northern System; and
•	0.05% net sales royalty on iron ore sales from a portion of the Southeastern System after a cumulative threshold of 1.7 billion tonnes of iron ore has been met.
Other

•	0.03% of net sales proceeds in the event of an underlying asset sale on certain assets.
Royalty payments are made on a semi-annual basis on March 31 and September 30 of each year reflecting sales in the preceding half calendar year period. The payment for the first half of 2021 was paid to the Company on October 1, 2021, reflecting a net sales royalty for the period January 1, 2021 to June 30, 2021. As the majority of these sales occurred prior to Sandstorm’s acquisition of the Vale Royalties, the Company has recognized these accrued amounts as a pre-acquisition
receivable and made a corresponding reduction to the cost base of the royalty.

WATERTON ROYALTY PACKAGE
In May 2021, Sandstorm acquired a package of royalties from an affiliate of Waterton Precious Metals Fund II Cayman, LP (“Waterton”) for consideration of $7 million, with an additional $1 million payment contingent on certain advancement milestones on the Converse property. The package includes 21 royalties on development, advanced exploration and exploration stage projects located in Nevada and
Montana.

VATUKOULA GOLD STREAM AND ROYALTY
In December 2021, the Company closed its previously announced gold purchase agreement which entitles it to purchase
25,920
ounces of gold over an approximate 5.5-year period (the “Fixed Delivery Period”) and thereafter

2.55%-2.90%
of the gold produced from Vatukoula Gold Mines PTE Limited’s (“VGML”) underground gold mine located in Fiji (“Vatukoula” or the “Vatukoula Mine”) for ongoing per ounce cash payment equal to
 20%
of
the spot price of the gold. In addition to this Gold Stream, Sandstorm received an effective
 0.45%
net smelter return royalty on certain prospecting licenses, plus a five-kilometre area of interest.

Under the terms of the agreement, during the first 1.5 years of the Fixed Delivery Period, Sandstorm will receive
3,040
ounces of gold per year, increasing to
 5,340 ounces of gold per year during the final four years of the Fixed Delivery Period. After the Fixed Delivery Period, Sandstorm will receive a variable proportion of gold produced from the Vatukoula Mine for the life of the mine.
As at December 31, 2021, the Company has remitted
 $27 million of the $30
million purchase price, with the remaining amount subject to various milestones.
MERCEDES GOLD STREAM
In December 2021, the Company entered into a $60 million financing package with Bear Creek Mining Corporation (“Bear Creek”) to facilitate Bear Creek’s acquisition of the producing Mercedes gold-silver mine in Sonora, Mexico (“Mercedes” or the “Mercedes Mine”) from Equinox. The financing package includes a $37.5 million Gold Stream on the Mercedes Mine and a $22.5 million convertible debenture, both of which are payable on closing.
Under the terms of the Gold Stream, Sandstorm has agreed to purchase 25,200 ounces of gold over a 3.5 year period (the “Fixed Delivery Term”) and thereafter 4.4% of the gold produced from Mercedes Mine. During the Fixed Delivery Term, Sandstorm will make ongoing per ounce cash payment equal to 7.5% of the spot price of the gold. After the receipt of the fixed deliveries, the ongoing per ounce cash payment will increase to 25% of the spot price of the gold.
The $22.5 million convertible debenture bears an interest rate of 6% per annum and has a term of 3 years. Sandstorm has the right to convert the principal amount of the debenture into common shares of Bear Creek, at any time prior to the maturity date, at a 35% premium, or as approved by the
TSX-V,
to Bear Creek’s share price on closing of the transaction.
The transaction, which is expected to close by March 31, 2022, is subject to various closing conditions and the Fixed Delivery Term will begin on the earlier of the closing date or April 2022.

C.	Impairment
DURING THE YEAR ENDED DECEMBER 31, 2020:
Due to adverse diamond market conditions, partly exacerbated by the
COVID-19
pandemic, the Company estimated the recoverable amount of the Diavik royalty and, during the year ended December 31, 2020, recorded an impairment charge of $7.9 million. The recoverable amount of $11.3 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. This is a level 3 measurement due to the unobservable inputs in the model. Key assumptions used in the cash flow forecast were: a mine life of approximately three years, a diamond price ranging from $55–$90 per carat and a 4% discount rate. The recoverable amount of Diavik is most sensitive to changes in diamond prices and mine life. In isolation, a 10% decrease in diamond prices would result in a reduction in the recoverable amount of approximately $1.2 million and a one year reduction in mine life would result in a reduction in the recoverable amount of approximately $3.5 million.